Other Assets	12 Months Ended
Dec. 31, 2019
Miscellaneous Assets Abstract [Abstract]
Disclosure Of Other Assets Explanatory

18. Other Assets

Details of other assets as of December 31, 2018 and 2019, are as follows:

	2018		2019
	(In millions of Korean won)
Other financial assets
Other receivables	￦	4,708,910	￦	5,792,814
Accrued income		1,724,328		1,659,182
Guarantee deposits		1,182,686		1,146,000
Domestic exchange settlement debits		504,899		531,356
Others		125,380		129,039
Allowances		(106,275)		(104,629)
Present value discount		(6,372)		(6,703)

Sub-total		8,133,556		9,147,059

Other non-financial assets
Other receivables		4,965		1,294
Prepaid expenses		205,394		198,893
Guarantee deposits		4,529		4,084
Insurance assets		1,362,877		1,662,016
Separate account assets		4,715,414		5,052,804
Others		1,347,580		2,173,693
Allowances		(24,780)		(24,235)

Sub-total		7,615,979		9,068,549

Total	￦	15,749,535	￦	18,215,608

Changes in allowances for loan losses on other assets for the years ended December 31, 2018 and 2019, are as follows:

	2018
	Other financial assets		Other non-financial assets		Total
	(In millions of Korean won)
Beginning[1]	￦	109,899	￦	32,018	￦	141,917
Written-off		(38,184)		(1,863)		(40,047)
Provision(reversal)		32,495		(5,375)		27,120
Others		2,065		—		2,065

Ending	￦	106,275	￦	24,780	￦	131,055

	2019
	Other financial assets		Other non-financial assets		Total
	(In millions of Korean won)
Beginning	￦	106,275	￦	24,780	￦	131,055
Written-off		(5,883)		(152)		(6,035)
Provision(reversal)		9,885		(393)		9,492
Others		(5,648)		—		(5,648)

Ending	￦	104,629	￦	24,235	￦	128,864

[1]	Prepared in accordance with IFRS 9.